Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, net
17.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2023	December 31, 2024
Computers	509	535
Server & switch	1,268	1,256
Office equipment	1,727	1,722
Wi-Fi terminals for data connectivity services	8,420	8,722
Leasehold improvement	531	529
Total original costs	12,455	12,764
Less: accumulated depreciation	(10,022)	(8,739)
Net book value	2,433	4,025

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were US$839 thousand, US$985 thousand and US$2,191 thousand, respectively.